Note 4 - Discontinued Operations - Loss From Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues				$ 553,302	$ 553,302	$ 3,370,181
Infrastructure and access				2,523,222	965,596	19,292,571
Depreciation				638,681	638,681	4,032,219
Network operations				192,947	192,947	793,886
Customer support				69,804	69,804	383,155
Sales and marketing				246	246	145,954
General and administrative				105,545	105,545
Total operating expenses				3,530,445	1,972,819	24,647,785
Net operating loss				(2,977,143)	(1,419,517)	(21,277,604)
Gain on sale of assets				1,177,742	1,177,742
Loss from discontinued operations				$ (1,799,401)	$ (241,775)	$ (21,277,604)